Schedule of Investments – IQ Chaikin U.S. Large Cap ETF

January 31, 2023 (unaudited)

	Shares	Value
Common Stocks — 99.8%
Communication Services — 6.0%
Alphabet, Inc., Class A*	22,012	$2,175,666
Electronic Arts, Inc.	24,198	3,113,798
Meta Platforms, Inc., Class A*	13,766	2,050,721
Netflix, Inc.*	8,174	2,892,452
Snap, Inc., Class A*	85,058	983,270
T-Mobile US, Inc.*	23,851	3,561,193
Walt Disney Co. (The)*	22,320	2,421,497

Total Communication Services		17,198,597

Consumer Discretionary — 14.0%
AutoZone, Inc.*	1,496	3,648,519
Chipotle Mexican Grill, Inc.*	1,936	3,187,392
Dollar General Corp.	13,748	3,211,533
DR Horton, Inc.	41,084	4,054,580
Home Depot, Inc. (The)	10,228	3,315,611
Las Vegas Sands Corp.*	78,754	4,646,486
Lennar Corp., Class A	37,714	3,861,914
Lowe's Cos., Inc.	15,139	3,152,697
O’Reilly Automotive, Inc.*	4,469	3,541,012
Peloton Interactive, Inc., Class A*	115,866	1,498,147
Starbucks Corp.	33,650	3,672,561
Target Corp.	14,424	2,482,947

Total Consumer Discretionary		40,273,399

Consumer Staples — 4.2%
Altria Group, Inc.	58,588	2,638,804
Keurig Dr Pepper, Inc.	80,772	2,849,636
Kraft Heinz Co. (The)	77,714	3,149,748
Philip Morris International, Inc.	32,586	3,396,765

Total Consumer Staples		12,034,953

Energy — 3.7%
Chevron Corp.	18,799	3,271,402
Exxon Mobil Corp.	37,064	4,299,795
Kinder Morgan, Inc.	161,881	2,962,422

Total Energy		10,533,619

Financials — 12.7%
BlackRock, Inc.	4,007	3,042,155
Charles Schwab Corp. (The)	36,309	2,811,043
Chubb Ltd.	14,311	3,255,609
First Republic Bank	18,885	2,660,519
Marsh & McLennan Cos., Inc.	17,963	3,141,908
MetLife, Inc.	43,557	3,180,532
Moody's Corp.	9,072	2,927,988
Nasdaq, Inc.	51,535	3,101,892
PNC Financial Services Group, Inc. (The)	16,597	2,745,642
Progressive Corp. (The)	26,855	3,661,679
Travelers Cos., Inc. (The)	16,753	3,201,833
US Bancorp	57,596	2,868,281

Total Financials		36,599,081

Health Care — 19.5%
Abbott Laboratories	25,863	2,859,155
AbbVie, Inc.	18,883	2,789,963
Centene Corp.*	36,361	2,772,163
Cigna Corp.	12,776	4,045,776
CVS Health Corp.	30,247	2,668,390
Danaher Corp.	10,436	2,759,070
Elevance Health, Inc.	6,232	3,115,938
Gilead Sciences, Inc.	51,491	4,322,154
IDEXX Laboratories, Inc.*	5,598	2,689,839
IQVIA Holdings, Inc.*	13,238	3,036,930
McKesson Corp.	9,999	3,786,421
Mettler-Toledo International, Inc.*	2,229	3,416,879
Pfizer, Inc.	59,130	2,611,181
Regeneron Pharmaceuticals, Inc.*	4,385	3,325,891
Thermo Fisher Scientific, Inc.	5,183	2,956,020
UnitedHealth Group, Inc.	6,002	2,996,138
Vertex Pharmaceuticals, Inc.*	11,730	3,789,963
West Pharmaceutical Services, Inc.	7,454	1,979,782

Total Health Care		55,921,653

Health Care Equipment & Supplies — 0.3%
GE HealthCare Technologies, Inc.*(a)	11,151	775,218

Industrials — 12.7%
3M Co.	20,562	2,366,275
Caterpillar, Inc.	13,738	3,465,960
Cummins, Inc.	14,925	3,724,385
Deere & Co.	7,367	3,115,062
Emerson Electric Co.	31,220	2,816,668
General Dynamics Corp.	12,692	2,957,998
General Electric Co.	33,455	2,692,458
Lockheed Martin Corp.	6,936	3,213,171
Old Dominion Freight Line, Inc.	10,251	3,416,043
Otis Worldwide Corp.	39,782	3,271,274
Republic Services, Inc.	23,103	2,883,716
Southwest Airlines Co.	66,837	2,390,760

Total Industrials		36,313,770

Information Technology — 22.8%
Amphenol Corp., Class A	40,626	3,240,736
Analog Devices, Inc.	18,534	3,178,025
Broadcom, Inc.	4,862	2,844,319
Cisco Systems, Inc.	54,900	2,671,983
Cognizant Technology Solutions Corp., Class A	34,137	2,278,645
Crowdstrike Holdings, Inc., Class A*	13,481	1,427,638
DocuSign, Inc.*	28,577	1,732,909
Fidelity National Information Services, Inc.	30,484	2,287,519
Fiserv, Inc.*	30,189	3,220,563
Fortinet, Inc.*	44,789	2,344,256
HP, Inc.	84,331	2,457,405
Intel Corp.	61,769	1,745,592
Intuit, Inc.	6,366	2,690,717
Marvell Technology, Inc.	42,688	1,841,987
Microsoft Corp.	9,929	2,460,506
Motorola Solutions, Inc.	12,640	3,248,606
NXP Semiconductors NV	16,539	3,048,303
Palo Alto Networks, Inc.*	14,753	2,340,416
QUALCOMM, Inc.	20,032	2,668,463
Roper Technologies, Inc.	6,480	2,765,340
Salesforce, Inc.*	14,417	2,421,624
ServiceNow, Inc.*	5,496	2,501,395
Texas Instruments, Inc.	16,682	2,956,217
Twilio, Inc., Class A*	18,574	1,111,468
Workday, Inc., Class A*	12,784	2,319,401
Zoom Video Communications, Inc., Class A*	26,114	1,958,550
Zscaler, Inc.*	12,688	1,575,342

Total Information Technology		65,337,925

Materials — 1.0%
LyondellBasell Industries NV, Class A	31,179	3,014,697

Real Estate — 1.9%
Crown Castle, Inc.	16,583	2,456,108

Schedule of Investments – IQ Chaikin U.S. Large Cap ETF (continued)

January 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
Real Estate (continued)
Equinix, Inc.	4,127	$3,046,263

Total Real Estate		5,502,371

Utilities — 1.0%
Duke Energy Corp.	27,414	2,808,564

Total Common Stocks
(Cost $280,796,673)		286,313,847

Short-Term Investment — 0.1%

Money Market Fund — 0.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.30%(b)
(Cost $339,854)	339,854	339,854

Total Investments — 99.9%
(Cost $281,136,527)		286,653,701
Other Assets and Liabilities, Net — 0.1%		206,969
Net Assets — 100.0%		$286,860,670

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $759,645; total market value of collateral held consisted of non-cash U.S. Treasury securities collateral having a value of $798,236.
(b)	Reflects the 1-day yield at January 31, 2023.

Schedule of Investments – IQ Chaikin U.S. Large Cap ETF (continued)

January 31, 2023 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2023. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(c)
Common Stocks	$286,313,847	$–	$–	$286,313,847
Short-Term Investment:
Money Market Fund	339,854	–	–	339,854
Total Investments in Securities	$286,653,701	$–	$–	$286,653,701

(c)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended January 31, 2023, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.